SELECTED STATEMENTS OF OPERATIONS DATA (Narrative) ( Details)	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Number of reportable segments	1
Segment information and revenues from principal customers:
Percent of total revenues benchmark			10.00%
Number of customers exceeding threshold	3	2
Brazil [Member]
Segment information and revenues from principal customers:
Single customer purchases percent of total revenues	22.20%	10.70%
Philippines [Member]
Segment information and revenues from principal customers:
Single customer purchases percent of total revenues	14.90%	15.50%
Israel [Member]
Segment information and revenues from principal customers:
Single customer purchases percent of total revenues	11.70%